                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment  [_]; Amendment Number: __________

         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

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
                 Name:    Cornerstone Capital Management, Inc.
                 Address:        7101 W. 78th Street
                                 Suite 201
                                 Minneapolis, MN 55439
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Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name:  Andrew S. Wyatt
                        Title: Chief Executive Officer
                        Phone: (952) 229-8101

Signature, Place, and Date of Signing:

         /s/ Andrew S. Wyatt  Minneapolis, Minnesota  August 13, 2009
         -------------------  ----------------------  ---------------
            [Signature]           [City, State]           [Date]
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Report Type (Check only one.):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                  Form 13F File Number  Name
                  --------------------  ----
                       28-01190         Frank Russell Company


                             Form 13F SUMMARY PAGE

Report Summary:

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
                                                    1
           Number of Other Included Managers:       ------------

           Form 13F Information Table Entry Total:  96
                                                    ------------

           Form 13F Information Table Value Total:  $158,348
                                                    ------------
                                                    (thousands)

List of Other Included Managers:

One.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                          Voting Authority
                                                        Value                    Other   -------------------
Name of Issuer                Title of Class   CUSIP   (x$1000) Shares Inv Disc Managers  Sole  Shared None
----------------------------- --------------   -----   -------- ------ -------- -------- ------ ------ -----
ABB Ltd. (ADS)...............   COM          000375204   1488    94265 Defined    None    94265
ABB Ltd. (ADS)...............   COM          000375204    466    29549 Sole       None    13226        16323
Abbott Labs..................   COM          002824100   2892    61474 Defined    None    61474
Abbott Labs..................   COM          002824100   1545    32836 Sole       None     8710        24126
Adobe Sys Inc................   COM          00724F101   5287   186824 Defined    None   186824
Adobe Sys Inc................   COM          00724F101   2789    98537 Sole       None    26265        72272
Amazon Com Inc...............   COM          023135106    703     8399 Defined    None     8399
Amazon Com Inc...............   COM          023135106    375     4488 Sole       None     1184         3304
Apollo Group Inc.............   CL A         037604105   2340    32906 Defined    None    32906
Apollo Group Inc.............   CL A         037604105   1243    17475 Sole       None     4655        12820
Apple Inc....................   COM          037833100   5325    37389 Defined    None    37389
Apple Inc....................   COM          037833100   2842    19955 Sole       None     5269        14686
Best Buy Inc.................   COM          086516101    915    27327 Defined    None    27327
Best Buy Inc.................   COM          086516101    505    15089 Sole       None     3878        11211
Brocade Communication Sys I..   COM NEW      111621306   2002   255370 Defined    None   255370
Brocade Communication Sys I..   COM NEW      111621306   1057   134828 Sole       None    35786        99042
Celgene Corp.................   COM          151020104   4157    86885 Defined    None    86885
Celgene Corp.................   COM          151020104   2276    47579 Sole       None    12252        35327
Coca Cola Co.................   COM          191216100    442     9202 Sole       None     3571         5631
Colgate Palmolive Co.........   COM          194162103    578     8176 Defined    None     8176
Colgate Palmolive Co.........   COM          194162103    343     4850 Sole       None     1403         3447
Corning, Inc.................   COM          219350105   1883   117250 Defined    None   117250
Corning, Inc.................   COM          219350105    999    62199 Sole       None    16421        45778
Diageo PLC...................   COM          25243Q205   1656    28931 Defined    None    28931
Diageo PLC...................   COM          25243Q205    566     9894 Sole       None     2170         7724
Disney Walt Co...............   COM DISNEY   254687106   1623    69565 Defined    None    69565
Disney Walt Co...............   COM DISNEY   254687106    851    36494 Sole       None     9705        26789
DreamWorks Animation SKG
  Inc........................   COM          26153C103    556    20147 Defined    None    20147
DreamWorks Animation SKG
  Inc........................   COM          26153C103    303    10967 Sole       None     2912         8055
Estee Lauder Cos Inc.........   CL A         518439104   1014    31025 Defined    None    31025
Estee Lauder Cos Inc.........   CL A         518439104    532    16283 Sole       None     4333        11950
First Solar Inc..............   COM          336433107   1241     7654 Defined    None     7654
First Solar Inc..............   COM          336433107    663     4087 Sole       None     1065         3022
Fluor Corp New...............   COM          343412102   1680    32754 Defined    None    32754
Fluor Corp New...............   COM          343412102    886    17281 Sole       None     4575        12706
FPL Group Inc................   COM          302571104   1088    19130 Defined    None    19130
FPL Group Inc................   COM          302571104    578    10171 Sole       None     2650         7521
Gilead Sciences Inc..........   COM          375558103   3937    84062 Defined    None    84062
Gilead Sciences Inc..........   COM          375558103   2082    44456 Sole       None    11734        32722
Goldman Sachs Group..........   COM          38141G104   3258    22097 Defined    None    22097
Goldman Sachs Group..........   COM          38141G104   1719    11656 Sole       None     3098         8558
Google Inc...................   CL A         38259P508   4129     9794 Defined    None     9794
Google Inc...................   CL A         38259P508   2185     5182 Sole       None     1373         3809
Guess Inc....................   COM          401617105    611    23708 Defined    None    23708
Guess Inc....................   COM          401617105    334    12957 Sole       None     3381         9576
Hess Corp....................   COM          42809H107   3316    61691 Defined    None    61691
Hess Corp....................   COM          42809H107   1762    32777 Sole       None     8719        24058
Hewlett-Packard Co...........   COM          428236103   3797    98247 Defined    None    98247
Hewlett-Packard Co...........   COM          428236103   2021    52277 Sole       None    13835        38442
Honeywell International Inc..   COM          438516106   1997    63584 Defined    None    63584
Honeywell International Inc..   COM          438516106   1362    43365 Sole       None     8873        34492
IntercontinentalExchange Inc.   COM          45865V100    959     8398 Defined    None     8398
IntercontinentalExchange Inc.   COM          45865V100    521     4561 Sole       None     1198         3363
Joy Global...................   COM          481165108   1618    45286 Defined    None    45286
Joy Global...................   COM          481165108    866    24235 Sole       None     6421        17814
Lowes Cos Inc................   COM          548661107   1486    76573 Defined    None    76573
Lowes Cos Inc................   COM          548661107    779    40109 Sole       None    10664        29445
MasterCard Inc...............   CL A         57636Q104   1755    10492 Defined    None    10492
MasterCard Inc...............   CL A         57636Q104    931     5565 Sole       None     1478         4087
Medtronic Inc................   COM          585055106   1717    49213 Defined    None    49213
Medtronic Inc................   COM          585055106    946    27110 Sole       None     6972        20138
Monsanto Co New..............   COM          61166W101   2928    39385 Defined    None    39385
Monsanto Co New..............   COM          61166W101   1557    20949 Sole       None     5533        15416
Nike Inc.....................   CL B         654106103   1812    34985 Defined    None    34985
Nike Inc.....................   CL B         654106103    958    18511 Sole       None     4898        13613
Oracle Corp..................   COM          68389X105   2174   101477 Defined    None   101477
Oracle Corp..................   COM          68389X105   1174    54811 Sole       None    14337        40474
Petrohawk Energy Corp........   COM          716495106   2294   102869 Defined    None   102869
Petrohawk Energy Corp........   COM          716495106   1229    55101 Sole       None    14608        40493
Philip Morris Intl Inc.......   COM          718172109   2477    56782 Defined    None    56782
Philip Morris Intl Inc.......   COM          718172109   1063    24374 Sole       None     4156        20218
Qualcomm Inc.................   COM          747525103   4491    99358 Defined    None    99358
Qualcomm Inc.................   COM          747525103   2381    52680 Sole       None    14029        38651
Research in Motion Ltd.......   COM          760975102   1825    25665 Defined    None    25665
Research in Motion Ltd.......   COM          760975102    958    13481 Sole       None     3514         9967
Salesforce Com Inc...........   COM          79466L302   1508    39515 Defined    None    39515
Salesforce Com Inc...........   COM          79466L302    795    20829 Sole       None     5526        15303
Schlumberger Ltd.............   COM          806857108   3301    61014 Defined    None    61014
Schlumberger Ltd.............   COM          806857108    980    18108 Sole       None     8497         9611
Scripps Networks Interactive
  Inc........................   CL A COM     811065101    892    32038 Defined    None    32038
Scripps Networks Interactive
  Inc........................   CL A COM     811065101    480    17247 Sole       None     4544        12703
SPX Corp.....................   COM          784635104    485     9894 Sole       None                  9894
Target Corp..................   COM          87612E106   2114    53564 Defined    None    53564
Target Corp..................   COM          87612E106   1161    29406 Sole       None     8585        20821
Teva Pharmaceutical Inds Ltd.   ADR          881624209   4077    82632 Defined    None    82632
Teva Pharmaceutical Inds Ltd.   ADR          881624209   2124    43041 Sole       None    11680        31361
Union Pac Corp...............   COM          907818108   4010    77022 Defined    None    77022
Union Pac Corp...............   COM          907818108   2256    43330 Sole       None    10807        32523
Vanguard Index FDS...........   ETF          92290B769    324     7000 Sole       None                  7000
VistaPrint Limited...........   SHS          G93762204    531    12449 Defined    None    12449
VistaPrint Limited...........   SHS          G93762204    290     6796 Sole       None     1797         4999
Wal Mart Stores Inc..........   COM          931142103   1349    27844 Defined    None    27844
Wal Mart Stores Inc..........   COM          931142103    748    15452 Sole       None     4005        11447
Western Union Co.............   COM          959802109   2468   150461 Defined    None   150461
Western Union Co.............   COM          959802109   1312    79993 Sole       None    21218        58775
XATA Corp....................   COM NEW      983882309     45    12017 Sole       None                 12017